Income Taxes - Income Tax Expense (Benefit) at Company's Effective Tax Rate (Parenthetical) (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Tax provision at statutory tax rate	35.00%	35.00%	35.00%	35.00%